Cover	Aug. 06, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2019
Entity File Number	1-12984
Entity Registrant Name	Eagle Materials Inc.
Entity Central Index Key	0000918646
Entity Tax Identification Number	75-2520779
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5960 Berkshire Ln.
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	432-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	EXP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false